Document and Entity Information	May 05, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	true
Entity Central Index Key	0000895728
Document Type	8-K/A
Document Period End Date	May 05, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	1-403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Enbridge Inc.’s (“Enbridge” or the “Corporation”) Current Report on Form 8-K filed on May 8, 2023 (the “Original Form 8-K”), This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE